UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Paramount BioCapital Asset Management, Inc.
Address:       787 Seventh Avenue, 48th Floor
               New York, NY 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Lindsay A. Rosenwald, M.D.
Title:         Chairman and Chief Executive Officer
Phone:         212-554-4300

Signature, Place, and Date of Signing:

/s/ Lindsay A. Rosenwald, M.D.         New York, NY             011/11/05
-------------------------------   ----------------------   ---------------------
         [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         34
Form 13F Information Table Value Total:         35,053
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

-------------------------------------------
Paramount BioCapital Asset Management, Inc.
Form 13F
At 9/30/2005
-------------------------------------------

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             Column 1            Column 2   Column 3    Column 4     Column 5                Column 6   Column 7     Column 8
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                                  Title                Fair Market   Shares or
                                    or        CUSIP        Value     Principal   SH/  Put/  Investment   Other     Voting Authority
          Name of Issuer          Class       Number     (x $1000)     Amount    PRN  Call  Discretion  Managers   Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
Acacia Research Corp.             Common      3881208       $63.77     38,415     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Advanced Magnetics Inc.           Common    00753P103      $279.65     28,800     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP COM CELERA GENOMICS  Common     38020202    $1,094.85     90,260     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
ARIAD PHARMACEUTICAL              Common    04033A100      $649.38     87,400     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Aspreva Pharmaceuticals Corp.     Common    04538T109    $1,842.39    129,200     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Barrier Therapeutics, Inc.        Common    06850R108    $1,886.07    224,800     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Bioenvision inc.                  Common    09059N100      $644.01     80,200     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC                      Common    156708109      $793.78     17,100     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RIVER LABORATORIE         Common    159864107    $1,762.25     40,400     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Dusa Parma Inc.                   Common    266898105      $226.84     21,400     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Emageon Inc.                      Common    29076V109    $1,095.65     80,800     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
EntreMed, Inc.                    Common    29382F103      $723.21    302,600     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
ENZON INC                         Common    293904108    $2,335.08    353,800     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
EXACT SCIENCES CORP               Common    30063P105      $738.74    405,900     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Five Star Care, Inc.              Common    33832D106      $331.20     48,000     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
GENTA INC                         Common    37245M207      $675.00    450,000     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
IDERA PHARMACEUTICALS             Common    45168K108       $32.23     48,100     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYSTEMS                   Common    45245W109    $1,883.86     59,900     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
INCYTE PHARMACEUTICALS INC        Common    45337C102    $1,993.74    424,200     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
INSPIRE PHARMACEUTIC              Common    457733103    $1,994.24    262,400     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTICALS INC          Common    45031X204    $1,716.11    258,450     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
KBL Healthcare Corp 2             Common    48241R207      $567.00     90,000     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
KOSAN BIOSCIENCES INC             Common    50064W107    $1,177.74    162,000     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
MedcoHealth Solutions Inc.        Common    58405V102      $860.83     15,700     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Medical Properties Trust, Inc.    Common    58463J304    $1,350.44    137,800     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Memory Pharmaceuticals Corp.      Common    58606R403      $998.42    368,421     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Metabasis Therapeutics, Inc.      Common    59101M105      $752.79    129,123     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
NEOPROBE                          Common    640518106       $14.43     48,100     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
NeuroSearch                       Common          N/A      $370.94     12,725     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
NPS PHARMACEUTICALS               Common    62936P103    $1,442.70    142,700     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Pharmion Corp.                    Common    71715B409    $2,359.84    108,200     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
REGENERON PHARMACEUTICALS INC     Common    75886F107      $314.12     33,100     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Savient Pharmaceuticals Inc.      Common    80517Q100    $1,227.55    325,611     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Pharmaceuticals Inc.     Common    84763A108      $854.49    172,276     SH           Sole                 X
------------------------------------------------------------------------------------------------------------------------------------

                                                        ----------
                                                        $35,053.33
                                                        ==========